Accounts Payable - Summary of Accounts Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Dividends payable	R$ 3,791	R$ 4,363
Treasury shares acquisition	0	839
Lease payable – prior month expense	2,161	2,056
Other payables	68	70
Accounts Payable	R$ 6,020	R$ 7,328